S000099941 [Member] Investment Objectives and Goals - iShares Broad USD Floating Rate Loan ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BROAD USD FLOATING RATE LOAN ETF USLN | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Broad USD Floating Rate Loan ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated leveraged loans.